Statement of Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid-in Capital	Discount On Common Stock	Accumulated Deficit
Beginning balance at Apr. 04, 2016
Beginning balance, shares at Apr. 04, 2016
Issuance of common stock		$ 2,000		(2,000)
Issuance of common stock, shares		20,000,000
Redemption of common stock		$ (1,950)		1,950
Redemption of common stock, shares		(19,500,000)
Issuance of common stock		$ 500		(500)
Issuance of common stock, shares		5,000,000
Issuance of common stock for acquisition of subsidiary	152	$ 26	126
Issuance of common stock for acquisition of subsidiary, shares		255,500
Issuance of common stock for cash	50	$ 50
Issuance of common stock for cash, shares		500,000
Expenses paid by stockholder and contributed as capital	1,562		1,562
Net loss	(44,224)
Ending balance at Dec. 31, 2016	(42,460)	$ 626	$ 1,688	$ (550)
Ending balance, shares at Dec. 31, 2016		6,255,500
Net loss	(42,941)
Ending balance at Jun. 30, 2017	$ (85,401)